Loans and Allowance for Credit Losses - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	$ 25,141	$ 40,696	$ 34,293
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	69,297	112,699	42,291
Unpaid Principal Balance, With allowance for credit losses recorded		30,249	46,881	38,040
Unpaid Principal Balance, With no related allowance for credit losses		79,601	118,313	48,313
Related Specific Allowance, With allowance for credit losses recorded		10,986	1,675	4,564
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded		11,639	28,357	23,314
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		60,936	92,286	31,776
Undisbursed Commitments, With allowance for credit losses recorded		402	4,788	19,286
Undisbursed Commitments, With no related allowance for credit losses		4,432	9,829	13,980
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]			33,154
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	67,777	111,534	41,227
Unpaid Principal Balance, With allowance for credit losses recorded				36,299
Unpaid Principal Balance, With no related allowance for credit losses		77,638	116,748	47,248
Related Specific Allowance, With allowance for credit losses recorded				4,503
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded				22,855
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		60,645	91,987	31,692
Undisbursed Commitments, With allowance for credit losses recorded				19,286
Undisbursed Commitments, With no related allowance for credit losses		4,432	9,828	13,980
Commercial and Industrial | General C&I
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]			6,202
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	193	12,334	10,120
Unpaid Principal Balance, With allowance for credit losses recorded				6,202
Unpaid Principal Balance, With no related allowance for credit losses		197	13,426	10,073
Related Specific Allowance, With allowance for credit losses recorded				124
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded				6,202
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		193	6,838	630
Undisbursed Commitments, With allowance for credit losses recorded				10,071
Undisbursed Commitments, With no related allowance for credit losses			1,363	3,727
Commercial and Industrial | Energy Sector
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	23,695	39,319	26,952
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	67,584	99,200	31,107
Unpaid Principal Balance, With allowance for credit losses recorded		28,539	45,243	30,097
Unpaid Principal Balance, With no related allowance for credit losses		77,441	103,322	37,175
Related Specific Allowance, With allowance for credit losses recorded		10,910	1,598	4,379
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded		11,574	28,228	16,653
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		60,452	85,149	31,062
Undisbursed Commitments, With allowance for credit losses recorded		402	4,788	9,215
Undisbursed Commitments, With no related allowance for credit losses		4,432	8,465	10,253
Consumer
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	784
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	1,265	866	1,064
Unpaid Principal Balance, With allowance for credit losses recorded		780
Unpaid Principal Balance, With no related allowance for credit losses		1,267	862	1,065
Related Specific Allowance, With allowance for credit losses recorded		41
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		36		84
Undisbursed Commitments, With no related allowance for credit losses			1
Consumer | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	499	736	680
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	1,105	437	758
Unpaid Principal Balance, With allowance for credit losses recorded		497	741	678
Unpaid Principal Balance, With no related allowance for credit losses		1,108	435	761
Related Specific Allowance, With allowance for credit losses recorded		38	37	40
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded			39
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		36		84
Consumer | Other
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	285
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	160	429	306
Unpaid Principal Balance, With allowance for credit losses recorded		283
Unpaid Principal Balance, With no related allowance for credit losses		159	427	304
Related Specific Allowance, With allowance for credit losses recorded		3
Undisbursed Commitments, With no related allowance for credit losses			1
Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	662	641	459
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	255	299
Unpaid Principal Balance, With allowance for credit losses recorded		930	897	1,063
Unpaid Principal Balance, With no related allowance for credit losses		696	703
Related Specific Allowance, With allowance for credit losses recorded		35	40	21
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded		65	90	$ 459
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		$ 255	$ 299

[1]	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.